SCHEDULE OF WEIGHTED AVERAGE DISCOUNT RATES OF LEASES (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating leases weighted average discount	5.20%	5.00%
Finance leases weighted average discount	7.00%	7.00%